Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Accumulated other comprehensive income (loss)
Note 22: Accumulated other comprehensive income (loss)

	Unrealized net gains (losses) on translation of net investment in foreign operations	Unrealized net gains (losses) on HTM investments	Unrealized net gains (losses) on AFS investments	Employee benefit plans adjustments
Year ended December 31, 2025				Pension	Post-retirement healthcare	Subtotal - employee benefits plans	Total AOCIL
Balance at beginning of year	(26,191)	(73,919)	(162,275)	(49,282)	16,252	(33,030)	(295,415)
Other comprehensive income (loss), net of taxes	6,419	7,895	73,988	2,165	793	2,958	91,260
Balance at end of year	(19,772)	(66,024)	(88,287)	(47,117)	17,045	(30,072)	(204,155)

	Unrealized net gains (losses) on translation of net investment in foreign operations	Unrealized net gains (losses) on HTM investments	Unrealized net gains (losses) on AFS investments	Employee benefit plans adjustments
Year ended December 31, 2024				Pension	Post- retirement healthcare	Subtotal - employee benefits plans	Total AOCIL
Balance at beginning of year	(25,478)	(82,067)	(162,910)	(51,563)	11,820	(39,743)	(310,198)
Other comprehensive income (loss), net of taxes	(713)	8,148	635	2,281	4,432	6,713	14,783
Balance at end of year	(26,191)	(73,919)	(162,275)	(49,282)	16,252	(33,030)	(295,415)

	Unrealized net gains (losses) on translation of net investment in foreign operations	Unrealized net gains (losses) on HTM investments	Unrealized net gains (losses) on AFS investments	Employee benefit plans adjustments
Year ended December 31, 2023				Pension	Post- retirement healthcare	Subtotal - employee benefits plans	Total AOCIL
Balance at beginning of year	(25,700)	(91,212)	(220,345)	(47,905)	7,710	(40,195)	(377,452)
Other comprehensive income (loss), net of taxes	222	9,145	57,435	(3,658)	4,110	452	67,254
Balance at end of year	(25,478)	(82,067)	(162,910)	(51,563)	11,820	(39,743)	(310,198)

Net Change of AOCIL Components		Year ended
	Line item in the consolidated statements of operations, if any	December 31, 2025	December 31, 2024	December 31, 2023
Net unrealized gains (losses) on translation of net investment in foreign operations adjustments
Foreign currency translation adjustments	N/A	33,254	(8,876)	19,420
Gains (losses) on net investment hedge	N/A	(26,835)	8,163	(19,198)
Net change		6,419	(713)	222

Held-to-maturity investment adjustments
Amortization of net gains (losses) to net income	Interest income on investments	7,895	8,148	9,145
Net change		7,895	8,148	9,145

Available-for-sale investment adjustments
Gross unrealized gains (losses)	N/A	76,247	355	60,199
Transfer of realized (gains) losses to net income	Net realized gains (losses) on AFS investments	—	—	14
Foreign currency translation adjustments of related balances	N/A	(2,259)	280	(2,778)
Net change		73,988	635	57,435

Employee benefit plans adjustments
Defined benefit pension plan
Net actuarial gain (loss)	N/A	1,439	(288)	(5,762)
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	2,341	2,358	2,284
Amortization of prior service (credit) cost	Non-service employee benefits expense	82	79	79
Change in deferred taxes	N/A	(1,135)	—	—
Foreign currency translation adjustments of related balances	N/A	(562)	132	(259)
Net change		2,165	2,281	(3,658)

Post-retirement healthcare plan
Net actuarial gain (loss)	N/A	871	6,219	4,919
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	(602)	524	524
Amortization of prior service (credit) cost	Non-service employee benefits expense	524	(2,311)	(1,333)
Net change		793	4,432	4,110

Other comprehensive income (loss), net of taxes		91,260	14,783	67,254